Accounts payable and accrued liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities. [Abstract]
Summary of accounts payable and accrued liabilities

As at	October 31, 2024	October 31, 2023
	$	$
Accounts payable	8,055	8,353
Accrued liabilities	9,752	8,486
Income tax payable	1,659	1,631
Sales tax payable	4,343	2,432
Total	23,809	20,902